Business combinations - Summary of Identified Assets Acquired and Liabilities Assumed (Detail) - CNY (¥) ¥ in Thousands	Nov. 01, 2019	Dec. 18, 2018
Nanjing Cuida Biotechnology Co Ltd [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Line Items]
Cash and cash equivalents		¥ 36
Accounts receivable, net		15
Inventory		783
Prepayments and other current assets		5,693
License		1,773
Total assets		8,300
Salary and welfare payable		(4)
Accrued liabilities and other current liabilities		(246)
Deferred tax liabilities		(443)
Total liabilities		(693)
Net assets acquired		7,607
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net		494
Non-controlling interests		(2,101)
Total		6,000
Total purchase price is comprised of:
- cash consideration		6,000
Fair value of total consideration		¥ 6,000
Xingmu Group [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Line Items]
Cash and cash equivalents	¥ 1,783
Accounts receivable, net	3,273
Inventory	9,445
Prepayments and other current assets	6,092
Property and equipment, net	91
Long-term investments	2,502
License	1,756
Dealership	31,717
Total assets	56,659
Short-term borrowings	(2,200)
Accounts payable	(1,561)
Salary and welfare payable	(159)
Accrued liabilities and other current liabilities	(3,970)
Deferred tax liabilities	(8,368)
Total liabilities	(16,258)
Net assets acquired	40,401
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	39,690
Non-controlling interests	(36,023)
Total	44,068
Total purchase price is comprised of:
- fair value of 14.5% previously held equity interests	10,628
- fair value of the Company's Series E convertible redeemable preferred shares to achieve control	33,440
Fair value of total consideration	¥ 44,068